Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliations of Beginning and Ending Balances of Pension Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2011	2012	2011	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,157,951)	¥(1,174,026)	¥(430,683)	¥(446,159)
Service cost	(35,209)	(33,454)	(18,113)	(19,506)
Interest cost	(23,159)	(23,481)	(24,165)	(24,130)
Plan participants’ contributions	—	—	(199)	(22)
Actuarial gain (loss)	(2,936)	7,449	(20,033)	(66,872)
Benefits paid	45,229	47,174	7,672	11,585
Amendment	—	—	—	2,579
Other	—	—	742	—
Foreign currency translation	—	—	38,620	6,461

Benefit obligations at end of year	(1,174,026)	(1,176,338)	(446,159)	(536,064)

Change in plan assets:
Fair value of plan assets at beginning of year	694,738	748,345	379,648	395,565
Actual return on plan assets	26,760	29,364	37,866	22,651
Employer contributions	72,076	71,166	20,617	21,503
Plan participants’ contributions	—	—	199	22
Benefits paid	(45,229)	(47,174)	(7,672)	(11,585)
Foreign currency translation	—	—	(35,093)	(5,656)

Fair value of plan assets at end of year	748,345	801,701	395,565	422,500

Funded status	(425,681)	(374,637)	(50,594)	(113,564)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,171	¥1,268	¥4,735	¥—
Current liabilities	(403)	(305)	(86)	(86)
Noncurrent liabilities	(426,449)	(375,600)	(55,243)	(113,478)

Total	(425,681)	(374,637)	(50,594)	(113,564)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥436,688	¥403,010	¥135,868	¥201,199
Net transition obligation	—	—	140	110
Prior service cost (benefit)	(154,279)	(137,975)	532	(2,151)

Total	282,409	265,035	136,540	199,158

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,156,330)	¥(1,157,473)	¥(298,015)	¥(464,641)
Accumulated benefit obligations	(1,086,774)	(1,088,929)	(273,168)	(420,920)
Fair value of plan assets	731,018	782,949	263,553	363,068

Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2012 include the following:

	Yen (millions)
	2010	2011	2012
Japanese plans:
Pension Cost
Service cost-benefits earned during the year	¥37,215	¥35,209	¥33,454
Interest cost on projected benefit obligations	22,593	23,159	23,481
Expected return on plan assets	(22,080)	(22,972)	(23,645)
Amortization of actuarial loss (gain)	27,288	21,871	20,373
Amortization of prior service cost (benefit)	(16,304)	(16,304)	(16,304)

	¥48,712	¥40,963	¥37,359

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	(56,262)	(50)	(13,305)
Amortization of actuarial loss (gain)	(27,288)	(21,871)	(20,373)
Amortization of prior service cost (benefit)	16,304	16,304	16,304

	¥(67,246)	¥(5,617)	¥(17,374)

Total recognized in Pension cost and Other comprehensive income (loss)	¥(18,534)	¥35,346	¥19,985

Foreign plans:
Pension Cost
Service cost-benefits earned during the year	¥15,210	¥18,113	¥19,506
Interest cost on projected benefit obligations	23,135	24,165	24,130
Expected return on plan assets	(27,675)	(27,332)	(26,796)
Amortization of actuarial loss (gain)	1,403	5,422	5,829
Amortization of net transition obligation	31	31	30
Amortization of prior service cost (benefit)	(44)	5	6
Other	7,162	382	3

	¥19,222	¥20,786	¥22,708

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	32,479	8,560	71,160
Amortization of actuarial loss (gain)	(1,403)	(5,422)	(5,829)
Amortization of net transition obligation	(31)	(31)	(30)
Prior service cost (benefit)	989	—	(2,677)
Amortization of prior service cost (benefit)	44	(5)	(6)

	¥32,078	¥3,102	¥62,618

Total recognized in Pension cost and Other comprehensive income (loss)	¥51,300	¥23,888	¥85,326

Estimated Future Gross Benefit Payments

The following table presents estimated future gross benefit payments:

	Yen (millions)
Years ending March 31:	Japanese plans	Foreign plans
2013	41,507	9,483
2014	43,347	10,627
2015	43,869	12,132
2016	45,670	13,662
2017	47,541	15,808
2018-2022	272,262	122,344

Benefit Obligation
Weighted-Average Assumptions Used

Weighted-average assumptions used to determine benefit obligation at March 31, 2011 and 2012 were as follows:

	2011	2012
Japanese plans:
Discount rate	2.0%	2.0%
Rate of salary increase	2.2%	2.1%
Foreign plans:
Discount rate	5.5 ~ 6.0%	4.6 ~ 5.2%
Rate of salary increase	1.5 ~ 4.6%	1.5 ~ 4.4%

Benefit Costs
Weighted-Average Assumptions Used

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2012 were as follows:

	2010	2011	2012
Japanese plans:
Discount rate	2.0%	2.0%	2.0%
Rate of salary increase	2.3%	2.3%	2.2%
Expected long-term rate of return	3.0%	3.0%	3.0%
Foreign plans:
Discount rate	6.9 ~ 8.0%	5.6 ~ 6.5%	5.5 ~ 6.0%
Rate of salary increase	1.5 ~ 6.4%	1.5 ~ 5.3%	1.5 ~ 4.6%
Expected long-term rate of return	6.5 ~ 8.0%	6.5 ~ 8.0%	6.5 ~ 7.5%

Japanese plans
Fair Value of Pension Plan Assets by Plan Category

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥24,458	¥—	¥—	¥24,458
Equity securities	222,184	4	260	222,448
Corporate bonds	4,766	2,173	1,022	7,961
Government, agency and local bonds	180,841	76,329	—	257,170
Group annuity insurance:
General accounts	—	14,029	—	14,029
Separate accounts	—	12,906	—	12,906
Pooled funds:
Hedge funds	—	—	55,464	55,464
Commingled and other mutual funds	415	158,754	686	159,855
Derivative instruments	255	(6,201)	—	(5,946)

Total	¥432,919	¥257,994	¥57,432	¥748,345

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥28,306	¥—	¥—	¥28,306
Equity securities	231,011	346	180	231,537
Corporate bonds	5,349	1,425	—	6,774
Government, agency and local bonds	199,068	72,801	100	271,969
Group annuity insurance:
General accounts	—	15,891	—	15,891
Separate accounts	—	12,330	—	12,330
Pooled funds:
Hedge funds	—	—	63,271	63,271
Commingled and other mutual funds	627	176,503	—	177,130
Derivative instruments	352	(5,859)	—	(5,507)

Total	¥464,713	¥273,437	¥63,551	¥801,701

*	Information about three hierarchy levels is described in note 16.

Reconciliation for Level 3 Pension Plan Assets

The following tables present a reconciliation during the year ended March 31, 2011 and 2012 for Level 3 Japanese pension plan assets.

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2011				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥139	¥229	¥274	¥28,444	¥—	¥29,086
Actual return on plan assets:
Relating to assets still held at the reporting date	(56)	—	—	(276)	—	(332)
Relating to assets sold during the period	(7)	19	—	(133)	—	(121)
Purchases, sales and settlements, net	290	931	—	27,429	686	29,336
Transfers in and/or out of Level 3	(106)	(157)	(274)	—	—	(537)

Balance at end of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432

	Yen (millions)
For the year ended March 31, 2012	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds
				Hedge funds	Commingled and other mutual funds	Total
Balance at beginning of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432
Actual return on plan assets:
Relating to assets still held at the reporting date	(13)	—	(1)	1,350	—	1,336
Relating to assets sold during the period	10	(2)	—	(596)	(3)	(591)
Purchases, sales and settlements, net	(77)	(995)	101	7,053	(683)	5,399
Transfers in and/or out of Level 3	—	(25)	—	—	—	(25)

Balance at end of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551

Foreign plans
Fair Value of Pension Plan Assets by Plan Category

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥4,266	¥—	¥—	¥4,266
Short-term investments	235	5,684	—	5,919
Equity securities	140,404	57	—	140,461
Corporate bonds	—	44,838	47	44,885
Government, agency and local bonds	2,597	41,995	100	44,692
Pooled funds:
Real estate funds	—	—	11,698	11,698
Private equity funds	—	—	7,952	7,952
Hedge funds	—	—	7,148	7,148
Commingled and other mutual funds	—	118,579	1,354	119,933
Derivative instruments	(7)	(169)	1	(175)
Asset backed securities	—	8,692	94	8,786

Total	¥147,495	¥219,676	¥28,394	¥395,565

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥3,130	¥—	¥—	¥3,130
Short-term investments	125	10,491	—	10,616
Equity securities	130,929	221	—	131,150
Corporate bonds	—	46,207	—	46,207
Government, agency and local bonds	3,013	39,185	—	42,198
Pooled funds:
Real estate funds	—	—	15,190	15,190
Private equity funds	—	—	10,030	10,030
Hedge funds	—	—	19,726	19,726
Commingled and other mutual funds	—	137,310	1,840	139,150
Derivative instruments	—	101	(28)	73
Asset backed securities	—	5,030	—	5,030

Total	¥137,197	¥238,545	¥46,758	¥422,500

*	Information about three hierarchy levels is described in note 16.

Reconciliation for Level 3 Pension Plan Assets

The following tables present a reconciliation during the year ended March 31, 2011 and 2012 for Level 3 foreign pension plan assets.

	Yen (millions)
				Pooled funds
For the year ended March 31, 2011	Equity securities	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥208	¥278	¥3,966	¥5,366	¥5,228	¥—	¥27	¥(1)	¥406	¥15,478
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	7	634	913	225	—	—	9	1,788
Relating to assets sold during the period	(3)	(34)	268	—	—	—	(2)	1	5	235
Purchases, sales and settlements, net	(190)	(175)	(3,840)	6,165	4,690	7,143	737	2	(267)	14,265
Transfers in and/or out of Level 3	1	1	14	6	(2,425)	—	586	—	(24)	(1,841)
Foreign currency translation	(16)	(23)	(315)	(473)	(454)	(220)	6	(1)	(35)	(1,531)

Balance at end of year	¥—	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394

	Yen (millions)
			Pooled funds
For the year ended March 31, 2012	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	925	198	527	16	(2)	—	1,664
Relating to assets sold during the period	—	1	1	193	(145)	—	—	(2)	48
Purchases, sales and settlements, net	(40)	(29)	2,610	1,769	11,798	475	(27)	(88)	16,468
Transfers in and/or out of Level 3	(4)	(68)	—	—	—	—	—	—	(72)
Foreign currency translation	(3)	(4)	(44)	(82)	398	(5)	—	(4)	256

Balance at end of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥—	¥46,758